INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.6%
216,080	Rolls-Royce Holdings plc(a)	$ 299,990
2,960	Safran S.A.	380,747
880	Teledyne Technologies, Inc.(a)	377,854
4,800	Textron, Inc.	351,024
4,240	Thales S.A.	489,287
560	TransDigm Group, Inc.(a)	373,290
		2,272,192
	APPAREL & TEXTILE PRODUCTS - 0.5%
2,400	Cie Financiere Richemont S.A.	327,348
240	Hermes International	334,282
		661,630
	ASSET MANAGEMENT - 2.1%
18,880	3i Group plc	338,219
3,280	Groupe Bruxelles Lambert S.A.	341,868
11,440	Industrivarden A.B.	317,785
11,680	Industrivarden A.B., C Shares	319,152
14,800	Investor A.B.	303,186
6,720	L E Lundbergforetagen A.B.	326,816
240	Partners Group Holding A.G.	326,170
3,440	Raymond James Financial, Inc.	377,197
1,125	Reinet Investments SCA	23,192
7,760	Schroders plc	318,935
		2,992,520
	AUTOMOTIVE - 1.5%
3,360	Bayerische Motoren Werke A.G.	326,165
2,160	Cie Generale des Etablissements Michelin SCA	300,370
3,360	Continental A.G.(a)	289,389
4,434	Denso Corporation	310,380
1,440	Ferrari N.V.	310,046
144,720	Geely Automobile Holdings Ltd.	267,043
4,512	Toyota Industries Corporation	343,041
		2,146,434
	BANKING - 5.8%
5,120	Commonwealth Bank of Australia	347,480

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 5.8% (Continued)
24,560	Credit Agricole S.A.	$ 315,807
20,400	Danske Bank A/S	346,547
1,837	First Republic Bank	318,279
53,840	Grupo Financiero Banorte S.A.B. de C.V.	365,368
134,400	Intesa Sanpaolo SpA	345,684
7,840	KB Financial Group, Inc. - ADR(c)	385,728
4,080	KBC Group N.V.	295,213
2,160	M&T Bank Corporation	393,617
2,480	Macquarie Group Ltd.	325,564
187,440	Malayan Banking Bhd	391,263
17,760	National Australia Bank Ltd.	373,230
6,960	OTP Bank Nyrt(a)	267,442
32,320	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	310,467
377,600	Public Bank Bhd	400,400
15,040	Regions Financial Corporation	363,818
1,040	Signature Bank	358,686
26,560	Skandinaviska Enskilda Banken A.B.	307,508
40,080	Standard Bank Group Ltd.	423,949
480	SVB Financial Group(a)	290,880
34,000	Svenska Handelsbanken A.B., A Shares	325,827
18,240	Swedbank A.B., A Shares	295,537
18,160	United Overseas Bank Ltd.	400,624
		7,948,918
	BEVERAGES - 0.2%
3,840	Monster Beverage Corporation(a)	324,096

	BIOTECH & PHARMA - 1.8%
2,480	Alnylam Pharmaceuticals, Inc.(a)	391,468
9,763	Chugai Pharmaceutical Company Ltd.	322,724
1,840	CSL Ltd.	347,370
20,348	Grifols S.A.	388,271
5,117	Incyte Corporation(a)	349,491
640	Regeneron Pharmaceuticals, Inc.(a)	395,751

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BIOTECH & PHARMA - 1.8% (Continued)
3,440	UCB S.A.	$ 376,907
		2,571,982
	CABLE & SATELLITE - 0.2%
2,400	Liberty Broadband Corporation - Series A(a)	347,544

	CHEMICALS - 4.5%
2,080	Air Liquide S.A.	346,861
3,360	Akzo Nobel N.V.	320,287
1,600	Albemarle Corporation	313,424
7,840	Asian Paints Ltd.	330,386
1,670	Avery Dennison Corporation	294,254
4,160	Brenntag S.E.	349,334
2,160	Celanese Corporation	300,845
2,880	Croda International plc	289,120
3,040	Eastman Chemical Company	360,149
320	EMS-Chemie Holding A.G.	316,968
11,360	Evonik Industries A.G.	342,571
80	Givaudan S.A.	335,896
1,760	Koninklijke DSM N.V.	330,210
50,698	Mitsubishi Chemical Holdings Corporation	360,487
4,720	Novozymes A/S, Class B	309,627
2,160	PPG Industries, Inc.	288,252
7,360	Sociedad Quimica y Minera de Chile S.A., Class B(a)	488,088
3,120	Solvay S.A.	348,914
2,639	Symrise A.G.	315,188
		6,340,861
	COMMERCIAL SUPPORT SERVICES - 2.1%
11,600	Bureau Veritas S.A.	333,807
878	Cintas Corporation	329,531
16,080	Compass Group plc	365,387
7,520	Edenred	344,839
3,280	Eurofins Scientific S.E.	333,039
2,720	Republic Services, Inc.	327,162
11,040	Rollins, Inc. (c)	360,235

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
80	SGS S.A.	$ 229,832
2,240	Waste Management, Inc.	323,456
		2,947,288
	CONSTRUCTION MATERIALS - 2.2%
5,120	Cie de Saint-Gobain	321,256
6,894	CRH plc	313,120
5,200	HeidelbergCement A.G.	339,047
7,040	Holcim Ltd.	353,768
9,600	James Hardie Industries plc - ADR	311,263
880	Martin Marietta Materials, Inc.	333,872
32,480	Siam Cement PCL (The) - ADR	389,231
960	Sika A.G.	320,283
1,760	Vulcan Materials Company	319,352
		3,001,192
	CONTAINERS & PACKAGING - 1.1%
30,880	Amcor plc - ADR	355,644
3,360	Crown Holdings, Inc.	412,171
7,600	International Paper Company	330,828
2,720	Packaging Corporation of America	400,357
		1,499,000
	DATA CENTER REIT - 0.2%
2,320	Digital Realty Trust, Inc.	313,014

	DIVERSIFIED INDUSTRIALS - 0.9%
8,960	Alfa Laval A.B.	293,151
2,000	Dover Corporation	313,720
1,760	Honeywell International, Inc.	333,960
1,520	Illinois Tool Works, Inc.	328,837
		1,269,668
	E-COMMERCE DISCRETIONARY - 0.7%
1,840	Etsy, Inc.(a)	284,998
2,160	Wayfair, Inc., Class A(a) (c)	304,279
4,880	Zalando S.E.(a)	326,063
		915,340

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 5.1%
15,920	AES Corporation (The)	$ 337,982
6,080	Alliant Energy Corporation	355,072
7,440	Avangrid, Inc. (c)	333,833
13,360	CenterPoint Energy, Inc.	365,396
4,320	Consolidated Edison, Inc.	370,526
27,520	E.ON S.E.	373,991
71,280	EDP - Energias de Portugal S.A.	348,846
17,130	Endesa S.A.	377,774
3,251,200	Enel Americas S.A. (a)	380,364
47,040	Enel SpA	348,118
24,800	Engie S.A.	396,822
3,360	Entergy Corporation	353,506
5,520	Evergy, Inc.	344,503
12,480	Fortum OYJ	263,680
266,640	Gulf Energy Development PCL - ADR	411,645
32,750	Iberdrola S.A.	373,887
16,800	SSE plc	384,113
172,080	Tenaga Nasional Bhd	376,012
47,280	Terna Rete Elettrica Nazionale SpA	389,290
3,840	WEC Energy Group, Inc.	348,979
		7,234,339
	ELECTRICAL EQUIPMENT - 2.4%
2,560	AMETEK, Inc.	332,262
4,320	Amphenol Corporation, Class A	328,363
12,080	Assa Abloy A.B., Class B	320,774
5,040	Cognex Corporation	340,502
31,440	Delta Electronics Thailand PCL	388,303
24,000	Hexagon A.B.	326,122
1,920	Keysight Technologies, Inc.(a)	302,150
800	Roper Technologies, Inc.	358,577
1,440	Schindler Holding A.G.	332,058
4,480	Trimble, Inc.(a)	312,480
		3,341,591

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
10,160	Bouygues S.A.	$ 364,835
12,318	Ferrovial S.A.	337,339
3,360	Quanta Services, Inc.	366,039
3,440	Vinci S.A.	364,639
		1,432,852
	ENTERTAINMENT CONTENT - 1.6%
5,760	Activision Blizzard, Inc.	469,440
4,480	AppLovin Corporation(a)	260,198
66,880	Bollore S.A.	340,363
14,320	Discovery, Inc. - Series A(a) (c)	401,676
9,600	Fox Corporation, Class A	401,568
2,240	Take-Two Interactive Software, Inc.(a)	362,880
		2,236,125
	FOOD - 1.9%
12,456	Ajinomoto Company, Inc.	361,793
160	Barry Callebaut A.G.	369,825
3	Chocoladefabriken Lindt & Spruengli A.G.	338,534
11,040	Conagra Brands, Inc.	386,069
118,800	Grupo Bimbo S.A.B. de C.V.	367,746
7,520	Hormel Foods Corporation	358,253
117,680	Wilmar International Ltd.	380,173
		2,562,393
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
19,360	Stora Enso OYJ, R Shares	372,784
35,280	Suzano S.A.	376,503
9,440	UPM-Kymmene OYJ	328,182
		1,077,469
	GAS & WATER UTILITIES - 0.5%
11,748	Naturgy Energy Group S.A.	316,591
62,800	Snam SpA	349,672
		666,263
	HEALTH CARE FACILITIES & SERVICES - 2.0%
3,120	Catalent, Inc.(a)	318,365
5,840	Fresenius Medical Care A.G. & Company KGaA	375,405

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0% (Continued)
9,120	Fresenius S.E. & Company KGaA	$ 319,768
1,440	HCA Healthcare, Inc.	360,446
230,160	IHH Healthcare Bhd	360,328
1,440	IQVIA Holdings, Inc.(a)	331,373
1,280	Molina Healthcare, Inc.(a)	392,793
11,600	Sonic Healthcare Ltd.	295,244
		2,753,722
	HEALTH CARE REIT - 0.6%
15,760	Medical Properties Trust, Inc.	320,558
6,960	Ventas, Inc.	375,839
		696,397
	HOME CONSTRUCTION - 0.9%
3,600	DR Horton, Inc.	307,440
480	Geberit A.G.	314,735
3,440	Lennar Corporation, Class A	309,187
80	NVR, Inc.(a)	396,676
		1,328,038
	HOUSEHOLD PRODUCTS - 0.5%
3,680	Beiersdorf A.G.	373,159
4,640	Henkel A.G. & Company KGaA	356,963
		730,122
	INDUSTRIAL REIT - 0.6%
6,000	Duke Realty Corporation	318,000
21,200	Goodman Group	342,224
2,320	Prologis, Inc.	338,372
		998,596
	INDUSTRIAL SUPPORT SERVICES - 0.9%
4,480	Ashtead Group plc	293,018
6,000	Fastenal Company	308,760
1,120	United Rentals, Inc.(a)	360,214
720	WW Grainger, Inc.	343,483
		1,305,475
	INFRASTRUCTURE REIT - 0.6%
1,360	American Tower Corporation	308,543

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INFRASTRUCTURE REIT - 0.6% (Continued)
1,920	Crown Castle International Corporation	$ 319,853
1,040	SBA Communications Corporation	315,526
		943,922
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
192,080	B3 S.A. - Brasil Bolsa Balcao	542,707
2,960	Cboe Global Markets, Inc.	347,178
2,240	Deutsche Boerse A.G.	383,591
4,800	Interactive Brokers Group, Inc., Class A	317,664
2,800	Intercontinental Exchange, Inc.	358,736
3,920	London Stock Exchange Group plc	345,675
		2,295,551
	INSURANCE - 3.0%
8,880	Admiral Group plc	354,604
5,360	Brown & Brown, Inc.	362,390
3,200	Cincinnati Financial Corporation	392,928
17,070	Dai-ichi Life Holdings, Inc.	357,565
90,960	Legal & General Group plc	338,217
6,240	Loews Corporation	382,762
320	Markel Corporation(a)	397,730
21,200	Prudential plc	323,190
7,270	Sampo OYJ, A Shares	345,360
22,800	SBI Life Insurance Company Ltd.	320,858
560	Swiss Life Holding A.G.	342,158
14,800	Tryg A/S	335,965
		4,253,727
	INTERNET MEDIA & SERVICES - 1.1%
160	Booking Holdings, Inc.(a)	347,561
2,400	Naspers Ltd., N Shares	301,010
4,640	Prosus N.V.	288,380
3,280	REA Group Ltd.	313,638
1,520	VeriSign, Inc.(a)	324,854
		1,575,443

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.3%
3,120	Live Nation Entertainment, Inc.(a)	$ 376,958

	MACHINERY - 2.1%
5,280	Atlas Copco A.B., Class A	275,508
1,680	Caterpillar, Inc.	315,134
22,880	CNH Industrial N.V.	329,075
1,802	FANUC Corporation	331,614
1,520	Nordson Corporation	344,265
1,120	Parker-Hannifin Corporation	331,957
12,960	Sandvik A.B.	283,001
574	SMC Corporation	339,785
70,000	WEG S.A.	398,814
		2,949,153
	MEDICAL EQUIPMENT & DEVICES - 5.6%
1,120	ABIOMED, Inc.(a)	348,029
640	Align Technology, Inc.(a)	327,334
560	Bio-Rad Laboratories, Inc., Class A(a)	350,538
2,240	Coloplast A/S - Series B	337,034
7,360	Demant A/S(a)	310,519
6,560	DENTSPLY SIRONA, Inc.	355,158
800	DexCom, Inc.(a)	331,128
2,960	Edwards Lifesciences Corporation(a)	332,615
1,760	EssilorLuxottica S.A.	309,327
4,960	Exact Sciences Corporation(a)	387,177
5,200	Hologic, Inc.(a)	370,084
640	IDEXX Laboratories, Inc.(a)	340,704
1,440	Insulet Corporation(a)	381,154
1,118	Intuitive Surgical, Inc.(a)	324,589
1,440	Masimo Corporation(a)	226,728
240	Mettler-Toledo International, Inc.(a)	338,098
1,520	ResMed, Inc.	375,060
960	Sonova Holding A.G.	373,663
1,520	STERIS plc	364,800
1,360	Stryker Corporation	358,156

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6% (Continued)
1,120	Teleflex, Inc.	$ 376,667
1,040	Waters Corporation(a)	329,399
880	West Pharmaceutical Services, Inc.	340,630
		7,888,591
	METALS & MINING - 3.6%
3,120	Anglo American Platinum Ltd.	486,995
20,560	Antofagasta plc	419,474
12,160	BHP Group Ltd.	411,042
12,080	BHP Group Ltd.	409,304
26,080	Fortescue Metals Group Ltd.	343,731
9,120	Freeport-McMoRan, Inc.	428,184
21,440	Newcrest Mining Ltd.	399,655
6,320	Newmont Corporation	418,384
47,520	Norsk Hydro ASA	450,521
5,120	Rio Tinto Ltd.	439,351
5,360	Rio Tinto plc	416,362
5,920	Southern Copper Corporation	410,789
		5,033,792
	MULTI ASSET CLASS REIT - 0.6%
20,160	Segro plc	351,955
4,560	WP Carey, Inc.	352,944
		704,899
	OFFICE REIT - 0.6%
1,408	Alexandria Real Estate Equities, Inc.	266,675
2,960	Boston Properties, Inc.	362,038
		628,713
	OIL & GAS PRODUCERS - 4.8%
7,360	Continental Resources, Inc. (c)	407,965
7,600	Devon Energy Corporation	452,580
2,960	Diamondback Energy, Inc.	408,776
28,400	Ecopetrol S.A. - ADR(c)	459,228
99,226	ENEOS Holdings, Inc.	391,701
25,840	Eni SpA	400,829
3,840	EOG Resources, Inc.	441,293

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 4.8% (Continued)
43,040	Inpex Corporation	$ 443,665
21,680	Kinder Morgan, Inc.	377,232
11,280	Occidental Petroleum Corporation	493,275
6,080	OMV A.G.	288,965
6,000	ONEOK, Inc.	391,800
103,760	PTT Exploration & Production PCL - ADR	432,981
4,640	Valero Energy Corporation	387,486
13,440	Williams Companies, Inc. (The)	420,403
23,200	Woodside Petroleum Ltd.	480,813
		6,678,992
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
14,400	Halliburton Company	482,832
10,880	Schlumberger N.V.	426,931
		909,763
	PUBLISHING & BROADCASTING - 0.5%
6,320	Liberty Media Corp-Liberty Formula One - Series A(a)	354,931
16,400	News Corporation, CLASS A - NON-VOTING	366,048
		720,979
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
8,400	Invitation Homes, Inc.	317,520

	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
141,520	China Overseas Land & Investment Ltd.	431,911
67,840	Hongkong Land Holdings Ltd.	365,658
554,534	SM Prime Holdings, Inc.	431,064
12,868	Sumitomo Realty & Development Company Ltd.	379,020
144,160	Swire Properties Ltd.	374,480
6,800	Vonovia S.E.	362,229
		2,344,362
	RESIDENTIAL REIT - 1.5%
2,160	Camden Property Trust	356,638
4,480	Equity LifeStyle Properties, Inc.	334,298
4,080	Equity Residential	348,024
1,040	Essex Property Trust, Inc.	329,857

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RESIDENTIAL REIT - 1.5% (Continued)
1,680	Mid-America Apartment Communities, Inc.	$ 343,745
1,840	Sun Communities, Inc.	333,040
6,240	UDR, Inc.	342,389
		2,387,991
	RETAIL - CONSUMER STAPLES - 1.7%
16,212	Aeon Company Ltd.	366,317
5,840	Avenue Supermarts Ltd.(a)	336,471
640	Costco Wholesale Corporation	332,320
1,600	Dollar General Corporation	317,344
2,560	Dollar Tree, Inc.(a)	363,725
16,000	Jeronimo Martins SGPS S.A.	348,548
103,520	Wal-Mart de Mexico S.A.B. de C.V.	394,240
		2,458,965
	RETAIL - DISCRETIONARY - 2.4%
160	AutoZone, Inc.(a)	298,142
1,360	Burlington Stores, Inc.(a)	307,210
3,120	CarMax, Inc.(a)	341,111
3,120	Floor & Decor Holdings, Inc., Class A(a)	298,334
2,640	Genuine Parts Company	322,502
3,520	Next plc	324,001
560	O'Reilly Automotive, Inc.(a)	363,575
2,960	Pandora A/S	305,893
3,360	Ross Stores, Inc.	307,070
19,582	SM Investments Corporation	341,156
1,600	Tractor Supply Company	326,064
		3,535,058
	RETAIL REIT - 0.6%
14,800	Kimco Realty Corporation	348,244
5,200	Realty Income Corporation	343,668
2,240	Simon Property Group, Inc.	308,134
		1,000,046
	SELF-STORAGE REIT - 0.6%
1,680	Extra Space Storage, Inc.	316,092

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SELF-STORAGE REIT - 0.6% (Continued)
1,040	Public Storage	$ 369,220
		685,312
	SEMICONDUCTORS - 3.6%
3,171	Advanced Micro Devices, Inc.(a)	391,112
2,160	Analog Devices, Inc.	346,226
480	ASML Holding N.V.	322,386
560	Broadcom, Inc.	328,966
8,320	Infineon Technologies A.G.	286,866
880	KLA Corporation	306,680
4,320	Marvell Technology, Inc.	295,186
4,320	Microchip Technology, Inc.	303,826
800	Monolithic Power Systems, Inc.	366,960
1,280	NVIDIA Corporation	312,128
1,600	NXP Semiconductors N.V.	304,192
5,520	ON Semiconductor Corporation(a)	345,607
2,320	Qorvo, Inc.(a)	317,330
2,320	Skyworks Solutions, Inc.	320,554
7,520	STMicroelectronics N.V. - ADR	318,247
2,240	Teradyne, Inc.	264,141
		5,130,407
	SOFTWARE - 4.1%
1,020	ANSYS, Inc.(a)	330,674
2,160	Cadence Design Systems, Inc.(a)	327,089
4,080	Ceridian HCM Holding, Inc.(a)	297,473
4,000	Cerner Corporation	373,000
3,200	Check Point Software Technologies Ltd.(a)	463,615
6,820	Dassault Systemes S.E.	332,625
2,560	DocuSign, Inc.(a)	303,181
1,200	Fortinet, Inc.(a)	413,424
1,280	Nice Ltd. - ADR(a)	289,600
1,040	Paycom Software, Inc.(a)	352,778
3,120	PTC, Inc.(a)	347,194
2,160	RingCentral, Inc., Class A(a)	282,614
640	ServiceNow, Inc.(a)	371,149

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 4.1% (Continued)
4,480	SS&C Technologies Holdings, Inc.	$ 335,866
1,040	Synopsys, Inc.(a)	324,886
720	Tyler Technologies, Inc.(a)	308,347
1,520	Veeva Systems, Inc., Class A(a)	348,156
		5,801,671
	STEEL - 0.3%
3,200	Nucor Corporation	421,184

	TECHNOLOGY HARDWARE - 1.3%
2,800	Arista Networks, Inc.(a)	343,644
2,800	Garmin Ltd.	309,232
36,880	LG Display Company Ltd. - ADR(a) (c)	289,139
3,920	NetApp, Inc.	307,250
33,500	Panasonic Corporation	346,781
640	Zebra Technologies Corporation, Class A(a)	264,538
		1,860,584
	TECHNOLOGY SERVICES - 4.0%
4,160	Cognizant Technology Solutions Corporation, Class A	358,301
5,040	CoStar Group, Inc.(a)	307,490
640	EPAM Systems, Inc.(a)	132,960
1,280	Equifax, Inc.	279,475
3,200	Fidelity National Information Services, Inc.	304,736
1,520	FleetCor Technologies, Inc.(a)	355,984
1,200	Gartner, Inc.(a)	336,504
2,480	Global Payments, Inc.	330,782
1,440	Globant S.A.(a)	394,560
960	MarketAxess Holdings, Inc.	366,173
640	MSCI, Inc.	321,082
8,282	NEC Corporation	356,980
19,072	NTT Data Corporation	360,513
2,800	Paychex, Inc.	333,368
7,200	Tata Consultancy Services Ltd.	339,691
1,753	Verisk Analytics, Inc.	310,877

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 4.0% (Continued)
3,360	Wolters Kluwer N.V.	$ 342,217
		5,531,693
	TELECOMMUNICATIONS - 2.2%
355,520	America Movil S.A.B. de C.V.	323,211
118,000	Koninklijke KPN N.V.	403,611
33,840	MTN Group Ltd.(a)	421,682
214,800	Singapore Telecommunications Ltd.	399,245
13,920	SK Telecom Company Ltd. - ADR	348,974
44,880	Telefonica Brasil S.A.	436,337
95,600	Telia Company A.B.	356,319
124,800	Telstra Corp Ltd.	358,876
		3,048,255
	TIMBER REIT - 0.3%
9,120	Weyerhaeuser Company	354,586

	TRANSPORTATION & LOGISTICS - 3.4%
2,304	Aena SME S.A.(a)	378,014
19,200	Atlantia SpA(a)	353,339
9,760	CSX Corporation	330,962
1,680	DSV A/S	310,714
6,304	East Japan Railway Company	373,446
2,880	Expeditors International of Washington, Inc.	297,677
1,840	JB Hunt Transport Services, Inc.	373,391
1,120	Kuehne + Nagel International A.G.	306,990
1,040	Old Dominion Freight Line, Inc.	326,591
28,000	Poste Italiane SpA	322,642
3,280	Ryanair Holdings plc - ADR(a)	327,049
59,360	Sydney Airport(a)	375,876
38,080	Transurban Group	350,908
1,440	Union Pacific Corporation	354,168
		4,781,767
	TRANSPORTATION EQUIPMENT - 0.9%
10,080	Alstom S.A.	258,867
4,084	Iveco Group N.V.(a)	34,098

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9% (Continued)
3,920	PACCAR, Inc.	$ 359,895
15,280	Volvo A.B.	299,473
3,840	Westinghouse Air Brake Technologies Corporation	356,429
		1,308,762
	WHOLESALE - CONSUMER STAPLES - 0.3%
11,849	ITOCHU Corporation	385,803

	WHOLESALE - DISCRETIONARY - 0.7%
2,640	Copart, Inc.(a)	324,403
6,240	LKQ Corporation	292,968
720	Pool Corporation	330,178
		947,549

	TOTAL COMMON STOCKS (Cost $128,192,118)	139,177,059

Shares		Fair Value
	WARRANT — 0.0%(b)
	APPAREL & TEXTILE PRODUCTS - 0.0% (b)
10,118	CIE FINANCIERE RICHMO-A WARRANTS (a)	8,936

	OIL & GAS PRODUCERS - 0.0% (b)
2,243	Occidental Petroleum Corporation(a), (c)	51,050

	TOTAL WARRANT (Cost $5,561)	59,986

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.6%
MONEY MARKET FUND - 1.6%
2,281,557	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $2,281,557)(d),(e)	$ 2,281,557

	TOTAL INVESTMENTS - 100.6% (Cost $130,479,236)	$ 141,518,602
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(850,229)
	NET ASSETS - 100.0%	$ 140,668,373

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan at February 28, 2022. The total fair value of the securities on loan as of February 28, 2022 was $2,227,293.
(d)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $2,281,557 at February 28, 2022.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2022.